UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3587

Fidelity Financial Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Convertible Securities Fund

August 31, 2016

CVS-QTLY-1016
1.805819.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 56.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 49.3%
CONSUMER DISCRETIONARY - 6.2%
Diversified Consumer Services - 0.2%
Carriage Services, Inc. 2.75% 3/15/21	$2,871	$3,345
Household Durables - 0.9%
Lennar Corp. 3.25% 11/15/21	6,330	12,747
M/I Homes, Inc. 3% 3/1/18	3,000	3,034
		15,781
Media - 5.1%
DISH Network Corp. 3.375% 8/15/26 (a)	46,630	48,641
Liberty Media Corp.:
1.375% 10/15/23	11,500	11,629
3.5% 1/15/31	46,700	24,545
		84,815
TOTAL CONSUMER DISCRETIONARY		103,941
CONSUMER STAPLES - 1.4%
Tobacco - 1.4%
Vector Group Ltd. 2.5% 1/15/19 (b)	16,400	23,583
ENERGY - 4.2%
Energy Equipment & Services - 1.0%
Vantage Drilling Co. 5.5% 7/15/43 (a)(c)	20,000	20
Weatherford International Ltd. 5.875% 7/1/21	14,160	15,720
		15,740
Oil, Gas & Consumable Fuels - 3.2%
Chesapeake Energy Corp. 2.5% 5/15/37	6,545	6,504
Peabody Energy Corp. 4.75% 12/15/41 (c)	103,850	1,039
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)	44,020	35,876
SM Energy Co. 1.5% 7/1/21	4,200	4,941
Whiting Petroleum Corp. 1.25% 6/5/20	6,511	5,593
		53,953
TOTAL ENERGY		69,693
FINANCIALS - 0.9%
Insurance - 0.4%
FNF Group 4.25% 8/15/18	3,500	7,295
Real Estate Management & Development - 0.5%
Extra Space Storage LP 3.125% 10/1/35 (a)	7,700	8,359
TOTAL FINANCIALS		15,654
HEALTH CARE - 6.3%
Biotechnology - 2.1%
AMAG Pharmaceuticals, Inc. 2.5% 2/15/19	12,390	13,761
BioMarin Pharmaceutical, Inc. 1.5% 10/15/20	11,930	15,218
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18	6,400	5,912
		34,891
Health Care Equipment & Supplies - 0.8%
Hologic, Inc. 2% 3/1/42 (d)	9,716	13,256
Health Care Providers & Services - 1.3%
HealthSouth Corp. 2% 12/1/43	17,740	20,900
Pharmaceuticals - 2.1%
ANI Pharmaceuticals, Inc. 3% 12/1/19	6,510	7,629
Horizon Pharma Investment Ltd. 2.5% 3/15/22	11,500	11,464
Teva Pharmaceutical Finance LLC 0.25% 2/1/26	12,690	16,108
		35,201
TOTAL HEALTH CARE		104,248
INDUSTRIALS - 1.6%
Airlines - 1.0%
JetBlue Airways Corp. Series D 6.75% 10/15/39	5,410	17,637
Machinery - 0.6%
Trinity Industries, Inc. 3.875% 6/1/36	8,000	9,710
TOTAL INDUSTRIALS		27,347
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 5.0%
Brocade Communications Systems, Inc. 1.375% 1/1/20	23,170	22,518
InterDigital, Inc. 1.5% 3/1/20	37,140	42,734
Liberty Interactive LLC 1.75% 9/30/46 (a)	17,300	17,949
		83,201
Internet Software & Services - 8.6%
LinkedIn Corp. 0.5% 11/1/19	26,290	26,093
Twitter, Inc.:
0.25% 9/15/19	15,270	14,287
1% 9/15/21	54,318	50,040
VeriSign, Inc. 4.485% 8/15/37 (b)	6,750	14,681
Web.com Group, Inc. 1% 8/15/18	5,500	5,173
WebMD Health Corp.:
1.5% 12/1/20	3,700	4,361
2.5% 1/31/18	4,300	4,494
Yahoo!, Inc. 0% 12/1/18	23,070	23,647
		142,776
Semiconductors & Semiconductor Equipment - 9.3%
Intel Corp. 3.25% 8/1/39	14,440	25,252
Microchip Technology, Inc. 1.625% 2/15/25	21,770	28,015
Micron Technology, Inc.:
1.625% 2/15/33	11,250	17,923
2.375% 5/1/32	550	947
3% 11/15/43	24,400	21,777
Novellus Systems, Inc. 2.625% 5/15/41	5,140	14,116
NXP Semiconductors NV 1% 12/1/19	39,300	44,630
Xilinx, Inc. 2.625% 6/15/17	1,780	3,340
		156,000
Software - 4.5%
BroadSoft, Inc. 1% 9/1/22 (a)	3,000	3,966
FireEye, Inc. 1.625% 6/1/35	14,190	12,895
Nuance Communications, Inc.:
1% 12/15/35 (a)	17,020	14,924
2.75% 11/1/31	3,130	3,148
Salesforce.com, Inc. 0.25% 4/1/18	13,950	17,926
TiVo, Inc. 2% 10/1/21	17,100	17,004
Workday, Inc. 1.5% 7/15/20	3,500	4,364
		74,227
Technology Hardware, Storage & Peripherals - 0.9%
BlackBerry Ltd. 6% 11/13/20 (Reg. S)	15,000	15,731
TOTAL INFORMATION TECHNOLOGY		471,935
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
NRG Yield, Inc. 3.5% 2/1/19 (a)	6,750	6,753

TOTAL CONVERTIBLE BONDS		823,154

Nonconvertible Bonds - 7.2%
CONSUMER DISCRETIONARY - 1.1%
Media - 1.1%
Altice SA:
7.625% 2/15/25 (a)	8,500	8,734
7.75% 5/15/22 (a)	9,500	10,112
		18,846
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	6,500	5,834
ENERGY - 0.9%
Energy Equipment & Services - 0.1%
Weatherford International Ltd. 4.5% 4/15/22	2,555	2,121
Oil, Gas & Consumable Fuels - 0.8%
Southwestern Energy Co. 4.1% 3/15/22	13,980	12,722
TOTAL ENERGY		14,843
FINANCIALS - 0.9%
Thrifts & Mortgage Finance - 0.9%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	14,420	15,700
HEALTH CARE - 1.8%
Biotechnology - 0.3%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	5,800	5,706
Pharmaceuticals - 1.5%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (a)	28,440	24,992
TOTAL HEALTH CARE		30,698
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 7.125% 6/15/24 (a)	7,355	7,968
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Neptune Finco Corp. 10.125% 1/15/23 (a)	7,355	8,398
UTILITIES - 1.1%
Independent Power and Renewable Electricity Producers - 1.1%
Dynegy, Inc.:
7.375% 11/1/22	8,475	8,369
7.625% 11/1/24	9,570	9,379
		17,748

TOTAL NONCONVERTIBLE BONDS		120,035

TOTAL CORPORATE BONDS
(Cost $997,430)		943,189
	Shares	Value (000s)

Common Stocks - 6.7%
CONSUMER DISCRETIONARY - 0.4%
Multiline Retail - 0.4%
Target Corp.	82,800	5,812
CONSUMER STAPLES - 0.7%
Beverages - 0.2%
Cott Corp.	268,900	4,288
Food Products - 0.5%
B&G Foods, Inc. Class A	168,980	8,023

TOTAL CONSUMER STAPLES		12,311

HEALTH CARE - 1.1%
Pharmaceuticals - 1.1%
Bristol-Myers Squibb Co.	115,000	6,600
GlaxoSmithKline PLC sponsored ADR	264,200	11,482
		18,082
INFORMATION TECHNOLOGY - 4.5%
Communications Equipment - 0.4%
InterDigital, Inc.	98,089	7,005
Internet Software & Services - 1.8%
Twitter, Inc. (e)	1,536,175	29,510
Semiconductors & Semiconductor Equipment - 0.4%
Qualcomm, Inc.	106,900	6,742
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	298,800	31,703

TOTAL INFORMATION TECHNOLOGY		74,960

TOTAL COMMON STOCKS
(Cost $97,314)		111,165

Convertible Preferred Stocks - 30.8%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
William Lyon Homes, Inc. 6.50% (e)	25,000	2,206
CONSUMER STAPLES - 3.7%
Food Products - 3.7%
Bunge Ltd. 4.875% (e)	192,000	18,684
Post Holdings, Inc.:
3.75%	53,000	9,694
Series C 2.50%	146,000	23,360
Tyson Foods, Inc. 4.75% (e)	114,100	9,465
		61,203
ENERGY - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Chesapeake Energy Corp. Series A, 5.75% (a)(e)	41,700	16,836
Hess Corp. Series A 8.00%	121,100	8,010
Kinder Morgan, Inc. Series A 9.75%	168,384	8,401
Southwestern Energy Co. Series B 6.25%	577,900	18,608
		51,855
FINANCIALS - 6.8%
Banks - 5.9%
Bank of America Corp. Series L 7.25% (e)	32,697	40,577
Wells Fargo & Co. 7.50%	42,559	57,561
		98,138
Real Estate Investment Trusts - 0.9%
American Tower Corp. 5.50%	47,300	5,136
Crown Castle International Corp. 4.50% (e)	42,900	4,835
Welltower, Inc. Series I, 6.50% (e)	89,300	6,163
		16,134

TOTAL FINANCIALS		114,272

HEALTH CARE - 8.8%
Health Care Equipment & Supplies - 0.4%
Alere, Inc. 3.00%	18,622	5,982
Health Care Providers & Services - 3.4%
AmSurg Corp. Series A-1, 5.25%	211,800	26,369
Anthem, Inc. 5.25%	696,100	29,884
		56,253
Pharmaceuticals - 5.0%
Allergan PLC 5.50%	80,415	66,955
Teva Pharmaceutical Industries Ltd. 7%	19,900	16,975
		83,930

TOTAL HEALTH CARE		146,165

INDUSTRIALS - 0.6%
Commercial Services & Supplies - 0.6%
Stericycle, Inc. 2.25%	136,675	9,511
MATERIALS - 0.7%
Metals & Mining - 0.7%
Alcoa, Inc. Series 1, 5.375%	363,794	12,533
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.6%
Frontier Communications Corp. Series A 11.125% (e)	296,800	26,798
Wireless Telecommunication Services - 2.1%
T-Mobile U.S., Inc. Series A 5.50% (e)	463,800	35,648

TOTAL TELECOMMUNICATION SERVICES		62,446

UTILITIES - 3.3%
Electric Utilities - 0.5%
Exelon Corp. 6.50% (e)	168,900	8,008
Independent Power and Renewable Electricity Producers - 0.8%
Dynegy, Inc. 5.375%	296,746	14,018
Multi-Utilities - 2.0%
CenterPoint Energy, Inc. 2.00% ZENS (e)	585,300	32,850

TOTAL UTILITIES		54,876

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $537,143)		515,067

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 0.42% (f)
(Cost $73,097)	73,097,087	73,097
TOTAL INVESTMENT PORTFOLIO - 98.4%
(Cost $1,704,984)		1,642,518
NET OTHER ASSETS (LIABILITIES) - 1.6%		27,390
NET ASSETS - 100%		$1,669,908

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $240,768,000 or 14.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Non-income producing

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$124
Fidelity Securities Lending Cash Central Fund	17
Total	$141

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$8,018	$5,812	$2,206	$--
Consumer Staples	73,514	21,776	51,738	--
Energy	51,855	35,019	16,836	--
Financials	114,272	114,272	--	--
Health Care	164,247	141,290	22,957	--
Industrials	9,511	9,511	--	--
Information Technology	74,960	74,960	--	--
Materials	12,533	12,533	--	--
Telecommunication Services	62,446	62,446	--	--
Utilities	54,876	22,026	32,850	--
Corporate Bonds	943,189	--	943,169	20
Money Market Funds	73,097	73,097	--	--
Total Investments in Securities:	$1,642,518	$572,742	$1,069,756	$20

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $1,706,128,000. Net unrealized depreciation aggregated $63,610,000, of which $148,788,000 related to appreciated investment securities and $212,398,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Equity Dividend Income Fund

August 31, 2016

EII-QTLY-1016
1.805774.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.4%
Automobiles - 0.9%
General Motors Co.	1,553,500	$49,588
Hotels, Restaurants & Leisure - 1.2%
Cedar Fair LP (depositary unit)	181,500	10,563
Darden Restaurants, Inc.	437,100	26,943
Wyndham Worldwide Corp.	387,800	27,452
		64,958
Leisure Products - 0.5%
Mattel, Inc.	882,900	29,250
Multiline Retail - 0.8%
Target Corp.	617,400	43,335
Specialty Retail - 1.2%
Home Depot, Inc.	177,900	23,860
L Brands, Inc.	501,000	38,181
		62,041
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	380,393	14,523
VF Corp.	483,400	29,995
		44,518

TOTAL CONSUMER DISCRETIONARY		293,690

CONSUMER STAPLES - 10.2%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	165,300	27,117
Molson Coors Brewing Co. Class B	345,300	35,331
		62,448
Food & Staples Retailing - 3.9%
CVS Health Corp.	915,800	85,536
Wal-Mart Stores, Inc.	1,393,300	99,537
Walgreens Boots Alliance, Inc.	329,500	26,594
		211,667
Food Products - 0.6%
ConAgra Foods, Inc.	727,800	33,923
Household Products - 3.1%
Procter & Gamble Co.	1,655,805	144,568
Reckitt Benckiser Group PLC	276,800	26,739
		171,307
Personal Products - 0.5%
Unilever NV (NY Reg.) (a)	599,500	27,643
Tobacco - 1.0%
Imperial Tobacco Group PLC	462,569	24,257
Japan Tobacco, Inc.	736,700	28,538
		52,795

TOTAL CONSUMER STAPLES		559,783

ENERGY - 14.6%
Energy Equipment & Services - 1.4%
Schlumberger Ltd.	970,500	76,670
Oil, Gas & Consumable Fuels - 13.2%
Cenovus Energy, Inc.	3,483,200	50,333
Chevron Corp.	2,163,570	217,612
ConocoPhillips Co.	1,077,300	44,223
Enterprise Products Partners LP	1,148,800	30,328
EQT Midstream Partners LP	135,600	10,660
Exxon Mobil Corp.	1,029,656	89,724
Kinder Morgan, Inc.	2,232,000	48,769
Suncor Energy, Inc. (a)	2,058,000	55,805
The Williams Companies, Inc.	4,044,100	112,992
Western Gas Partners LP	392,217	19,736
Williams Partners LP	1,107,594	42,199
		722,381

TOTAL ENERGY		799,051

FINANCIALS - 26.2%
Banks - 13.9%
Bank of America Corp.	2,380,000	38,413
First Hawaiian, Inc.	256,100	6,807
JPMorgan Chase & Co.	3,286,122	221,817
M&T Bank Corp.	289,100	34,209
PNC Financial Services Group, Inc.	435,000	39,194
Regions Financial Corp.	8,247,600	82,229
SunTrust Banks, Inc.	1,815,000	79,987
U.S. Bancorp	2,559,400	112,998
Wells Fargo & Co.	2,829,808	143,754
		759,408
Capital Markets - 4.3%
Ares Capital Corp. (a)	1,250,400	20,206
BlackRock, Inc. Class A	196,000	73,071
State Street Corp.	584,500	41,055
The Blackstone Group LP	2,639,000	72,361
TPG Specialty Lending, Inc.	1,530,200	28,554
		235,247
Consumer Finance - 1.2%
Capital One Financial Corp.	882,000	63,151
Insurance - 4.9%
Chubb Ltd.	652,279	82,794
First American Financial Corp.	801,800	34,550
FNF Group	334,800	12,619
MetLife, Inc.	1,170,529	50,801
Principal Financial Group, Inc.	1,384,500	67,937
Sony Financial Holdings, Inc.	1,184,500	16,268
		264,969
Real Estate Investment Trusts - 1.9%
Brandywine Realty Trust (SBI)	1,353,200	21,827
Crown Castle International Corp.	292,700	27,739
Liberty Property Trust (SBI)	536,300	22,112
Mid-America Apartment Communities, Inc.	306,000	28,761
Potlatch Corp.	146,000	5,529
		105,968

TOTAL FINANCIALS		1,428,743

HEALTH CARE - 9.8%
Biotechnology - 0.6%
Amgen, Inc.	190,700	32,430
Health Care Equipment & Supplies - 1.3%
Medtronic PLC	795,864	69,264
Pharmaceuticals - 7.9%
Bristol-Myers Squibb Co.	538,200	30,887
Eli Lilly & Co.	223,000	17,338
GlaxoSmithKline PLC	4,381,900	94,321
Johnson & Johnson	1,408,366	168,074
Pfizer, Inc.	906,400	31,543
Sanofi SA sponsored ADR	1,119,900	43,083
Teva Pharmaceutical Industries Ltd. sponsored ADR	952,900	48,017
		433,263

TOTAL HEALTH CARE		534,957

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	221,400	25,840
Northrop Grumman Corp.	111,500	23,646
United Technologies Corp.	769,830	81,933
		131,419
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	588,800	64,309
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	398,900	16,865
Electrical Equipment - 2.2%
Eaton Corp. PLC	1,038,500	69,102
Emerson Electric Co.	967,900	50,989
		120,091
Industrial Conglomerates - 2.8%
3M Co.	244,300	43,788
General Electric Co.	3,572,997	111,620
		155,408
Machinery - 1.1%
Caterpillar, Inc.	398,200	32,632
Cummins, Inc.	76,000	9,546
Pentair PLC	238,703	15,289
		57,467

TOTAL INDUSTRIALS		545,559

INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 2.9%
Cisco Systems, Inc.	4,976,400	156,458
IT Services - 1.5%
Accenture PLC Class A	130,900	15,054
Paychex, Inc.	930,000	56,423
Sabre Corp.	369,000	10,387
		81,864
Semiconductors & Semiconductor Equipment - 2.2%
Maxim Integrated Products, Inc.	1,446,900	58,918
Qualcomm, Inc.	997,551	62,916
		121,834
Software - 1.0%
Microsoft Corp.	951,326	54,663
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	729,400	77,389
EMC Corp.	2,757,355	79,936
HP, Inc.	1,980,200	28,455
		185,780

TOTAL INFORMATION TECHNOLOGY		600,599

MATERIALS - 1.9%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.	481,500	33,512
LyondellBasell Industries NV Class A	448,000	35,343
		68,855
Containers & Packaging - 0.6%
WestRock Co.	727,631	34,854

TOTAL MATERIALS		103,709

TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	3,765,800	153,946
Verizon Communications, Inc.	609,200	31,879
		185,825
UTILITIES - 3.5%
Electric Utilities - 3.5%
American Electric Power Co., Inc.	531,977	34,350
Exelon Corp.	744,900	25,327
IDACORP, Inc.	565,300	43,002
PPL Corp.	1,163,500	40,467
Xcel Energy, Inc.	1,200,000	49,632
		192,778
TOTAL COMMON STOCKS
(Cost $4,497,007)		5,244,694

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 0.42% (b)	196,734,253	196,734
Fidelity Securities Lending Cash Central Fund 0.44% (b)(c)	78,390,250	78,390
TOTAL MONEY MARKET FUNDS
(Cost $275,124)		275,124
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $4,772,131)		5,519,818
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(55,943)
NET ASSETS - 100%		$5,463,875

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$431
Fidelity Securities Lending Cash Central Fund	117
Total	$548

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$293,690	$293,690	$--	$--
Consumer Staples	559,783	533,044	26,739	--
Energy	799,051	799,051	--	--
Financials	1,428,743	1,428,743	--	--
Health Care	534,957	440,636	94,321	--
Industrials	545,559	545,559	--	--
Information Technology	600,599	600,599	--	--
Materials	103,709	103,709	--	--
Telecommunication Services	185,825	185,825	--	--
Utilities	192,778	192,778	--	--
Money Market Funds	275,124	275,124	--	--
Total Investments in Securities:	$5,519,818	$5,398,758	$121,060	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $4,797,667,000. Net unrealized appreciation aggregated $722,151,000, of which $855,004,000 related to appreciated investment securities and $132,853,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Independence Fund

August 31, 2016

FRE-QTLY-1016
1.805765.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.3%
Automobiles - 0.9%
General Motors Co.	1,087,700	$34,719
Household Durables - 1.9%
D.R. Horton, Inc.	2,243,300	71,920
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	24,100	18,537
JD.com, Inc. sponsored ADR (a)	400,000	10,164
Vipshop Holdings Ltd. ADR (a)	1,450,000	20,532
		49,233
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	300,000	24,810
Specialty Retail - 4.0%
Home Depot, Inc.	481,300	64,552
John David Group PLC	200,000	3,393
Lowe's Companies, Inc.	613,400	46,962
TJX Companies, Inc.	489,000	37,868
		152,775
Textiles, Apparel & Luxury Goods - 3.5%
Michael Kors Holdings Ltd. (a)	1,845,547	90,340
Pandora A/S	330,000	41,053
		131,393

TOTAL CONSUMER DISCRETIONARY		464,850

CONSUMER STAPLES - 5.2%
Beverages - 3.5%
Constellation Brands, Inc. Class A (sub. vtg.)	300,000	49,215
Molson Coors Brewing Co. Class B	200,000	20,464
Monster Beverage Corp. (a)	393,900	60,617
		130,296
Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	50,000	8,105
Food Products - 0.8%
Mead Johnson Nutrition Co. Class A	350,000	29,775
WH Group Ltd.	2,500,000	1,966
		31,741
Tobacco - 0.7%
Imperial Tobacco Group PLC	343,940	18,036
Reynolds American, Inc.	125,000	6,196
		24,232

TOTAL CONSUMER STAPLES		194,374

ENERGY - 11.5%
Oil, Gas & Consumable Fuels - 11.5%
Anadarko Petroleum Corp.	300,000	16,041
Chevron Corp.	650,000	65,377
Continental Resources, Inc. (a)	1,204,100	57,749
Devon Energy Corp.	1,275,000	55,246
Enterprise Products Partners LP	500,000	13,200
Exxon Mobil Corp.	875,000	76,248
SM Energy Co.	1,350,000	51,138
Targa Resources Corp.	280,000	12,202
The Williams Companies, Inc.	1,200,000	33,528
Williams Partners LP	1,400,000	53,340
		434,069
FINANCIALS - 7.2%
Banks - 0.6%
SunTrust Banks, Inc.	500,000	22,035
Capital Markets - 1.3%
The Blackstone Group LP	1,704,600	46,740
Consumer Finance - 1.3%
OneMain Holdings, Inc. (a)	1,509,000	46,794
Diversified Financial Services - 2.9%
Broadcom Ltd.	295,800	52,185
McGraw Hill Financial, Inc.	180,900	22,348
MSCI, Inc. Class A	400,000	36,048
		110,581
Insurance - 0.5%
Marsh & McLennan Companies, Inc.	300,000	20,289
Real Estate Investment Trusts - 0.6%
American Tower Corp.	200,000	22,676

TOTAL FINANCIALS		269,115

HEALTH CARE - 26.4%
Biotechnology - 16.6%
AbbVie, Inc.	250,000	16,025
Acorda Therapeutics, Inc. (a)	649,800	15,647
Actelion Ltd.	156,854	26,106
Alexion Pharmaceuticals, Inc. (a)	747,100	94,030
Alnylam Pharmaceuticals, Inc. (a)	97,661	6,822
Amgen, Inc.	175,000	29,761
Amicus Therapeutics, Inc. (a)	861,800	5,765
BioMarin Pharmaceutical, Inc. (a)	515,000	48,353
Celgene Corp. (a)	739,900	78,977
Genmab A/S (a)	195,000	31,156
Gilead Sciences, Inc.	1,258,100	98,610
Intercept Pharmaceuticals, Inc. (a)(b)	201,600	29,899
Medy-Tox, Inc.	10,000	3,965
Novavax, Inc. (a)	2,500,000	17,100
Regeneron Pharmaceuticals, Inc. (a)	140,000	54,957
Shire PLC	275,100	17,180
TESARO, Inc. (a)(b)	213,600	18,090
Vertex Pharmaceuticals, Inc. (a)	330,000	31,188
vTv Therapeutics, Inc. Class A (a)(b)	325,000	1,836
		625,467
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	500,000	11,910
Danaher Corp.	250,000	20,353
Nevro Corp. (a)(b)	150,000	14,165
Novocure Ltd. (a)(b)	200,000	1,536
		47,964
Pharmaceuticals - 8.5%
Allergan PLC (a)	75,400	17,684
Bristol-Myers Squibb Co.	503,000	28,867
Collegium Pharmaceutical, Inc. (a)(b)	300,000	2,499
GlaxoSmithKline PLC	650,000	13,991
Innocoll Holdings PLC (a)	823,381	4,545
Jazz Pharmaceuticals PLC (a)	332,500	41,173
Mallinckrodt PLC (a)	877,000	65,372
Ocular Therapeutix, Inc. (a)(b)(c)	1,619,853	10,351
Pacira Pharmaceuticals, Inc. (a)(b)	684,000	27,107
Patheon NV	52,700	1,475
Supernus Pharmaceuticals, Inc. (a)	400,000	8,552
Valeant Pharmaceuticals International, Inc. (Canada) (a)	3,418,260	99,232
		320,848

TOTAL HEALTH CARE		994,279

INDUSTRIALS - 14.1%
Aerospace & Defense - 4.7%
General Dynamics Corp.	200,000	30,444
Huntington Ingalls Industries, Inc.	180,000	29,731
Lockheed Martin Corp.	150,000	36,446
Northrop Grumman Corp.	280,000	59,380
TransDigm Group, Inc. (a)	75,000	21,389
		177,390
Airlines - 7.7%
American Airlines Group, Inc.	2,709,900	98,369
Delta Air Lines, Inc.	1,905,975	70,045
Southwest Airlines Co.	1,943,200	71,665
United Continental Holdings, Inc. (a)	1,006,300	50,728
		290,807
Electrical Equipment - 0.2%
Fortive Corp.	125,000	6,584
Machinery - 1.3%
Caterpillar, Inc.	400,000	32,780
Xylem, Inc.	350,000	17,801
		50,581
Professional Services - 0.2%
Robert Half International, Inc.	144,700	5,546

TOTAL INDUSTRIALS		530,908

INFORMATION TECHNOLOGY - 19.0%
Internet Software & Services - 7.1%
Akamai Technologies, Inc. (a)	100,000	5,490
Alibaba Group Holding Ltd. sponsored ADR (a)	366,500	35,620
Alphabet, Inc. Class A	102,100	80,644
Facebook, Inc. Class A (a)	567,540	71,578
Tencent Holdings Ltd.	2,815,500	72,963
		266,295
IT Services - 4.5%
FleetCor Technologies, Inc. (a)	150,000	24,630
Global Payments, Inc.	410,000	31,140
MasterCard, Inc. Class A	511,800	49,455
Visa, Inc. Class A	786,900	63,660
		168,885
Semiconductors & Semiconductor Equipment - 2.4%
NXP Semiconductors NV (a)	964,600	84,904
Skyworks Solutions, Inc.	75,000	5,615
		90,519
Software - 1.5%
Adobe Systems, Inc. (a)	567,400	58,051
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	1,255,800	133,240

TOTAL INFORMATION TECHNOLOGY		716,990

MATERIALS - 1.0%
Chemicals - 1.0%
LyondellBasell Industries NV Class A	390,000	30,767
Westlake Chemical Corp.	100,000	5,182
		35,949
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	1,450,000	59,276
UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	1,027,112	13,014
TOTAL COMMON STOCKS
(Cost $2,950,829)		3,712,824

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.42% (d)	54,251,994	54,252
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)	37,370,295	37,370
TOTAL MONEY MARKET FUNDS
(Cost $91,622)		91,622
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $3,042,451)		3,804,446
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(38,674)
NET ASSETS - 100%		$3,765,772

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$50
Fidelity Securities Lending Cash Central Fund	774
Total	$824

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ocular Therapeutix, Inc.	$10,427	$3,558	$--	$--	$10,351
Total	$10,427	$3,558	$--	$--	$10,351

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$464,850	$464,850	$--	$--
Consumer Staples	194,374	194,374	--	--
Energy	434,069	434,069	--	--
Financials	269,115	269,115	--	--
Health Care	994,279	963,108	31,171	--
Industrials	530,908	530,908	--	--
Information Technology	716,990	644,027	72,963	--
Materials	35,949	35,949	--	--
Telecommunication Services	59,276	59,276	--	--
Utilities	13,014	13,014	--	--
Money Market Funds	91,622	91,622	--	--
Total Investments in Securities:	$3,804,446	$3,700,312	$104,134	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $3,075,701,000. Net unrealized appreciation aggregated $728,745,000 of which $908,345,000 related to appreciated investment securities and $179,600,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2016